Common Shares - Issued and Outstanding (Details) - CAD ($) shares in Millions, $ in Millions		12 Months Ended
	Oct. 05, 2023	Dec. 31, 2024	Dec. 31, 2023
Common shares
Reversal of provision for repurchase of common shares under ASPP		$ (19)	$ 19
Provision for repurchase of common shares under ASPP			(19)
Share buyback tax		2	$ 0
TransAlta Renewables Inc.
Common shares
Transaction costs	$ 11
TransAlta Renewables Inc. | Issued capital
Common shares
Transaction costs	$ 4	$ 4
Common shares
Common shares
Issued and outstanding, beginning of period (in shares)		306.9	268.1
Reversal (provision) for repurchase of common shares under ASPP (in shares)		1.7	0.0
Purchased and cancelled under the NCIB (in shares)		(13.5)	(7.5)
Share-based payment plans (in shares)		0.8	0.8
Stock options exercised (in shares)		1.6	0.7
Issued for acquisition of TransAlta Renewables (in shares)		0.0	46.5
Provision for repurchase of common shares under ASPP (in shares)		0.0	(1.7)
Issued and outstanding, end of year, prior to ASPP (in shares)		297.5	306.9
Issued and outstanding, end of year		$ 3,285	$ 2,863
Reversal of provision for repurchase of common shares under ASPP		19	0
Purchased and cancelled under the NCIB		(146)	(80)
Share-based payment plans		9	6
Stock options exercised		12	5
Issued for acquisition of TransAlta Renewables		0	510
Provision for repurchase of common shares under ASPP		0	(19)
Issued and outstanding, end of year		$ 3,179	$ 3,285
Common shares | Prior To Automatic Share Purchase Plan
Common shares
Issued and outstanding, beginning of period (in shares)		308.6
Issued and outstanding, end of year, prior to ASPP (in shares)		297.5	308.6
Issued and outstanding, end of year		$ 3,304
Issued and outstanding, end of year		$ 3,179	$ 3,304